Note Transfers of financial assets and servicing assets (Changes in MSRs measured using the fair value method) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Transfers and Servicing of Financial Assets
Fair value at beginning of period		$ 168,031	$ 196,889
Additions		10,223	7,661
Changes due to payments of loans	[1]	(13,459)	(15,308)
Reduction due to loan repurchases		(3,721)	(2,225)
Changes in fair value due to changes in valuation model inputs or assumptions		8,703	(18,986)
Fair value at end of period		$ 169,777	$ 168,031

[1]	Represents changes due to collection / realization of expected cash flows over time.